Accounting information and policies	12 Months Ended
Jun. 30, 2026
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies	IntroductionThis section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements specific to a note are included in the note to which they relate. Furthermore, the section details new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.1. Accounting information and policies
(a) Basis of preparation
The consolidated financial statements are prepared in accordance with IFRS®
Accounting Standards (IFRSs) adopted by the UK (UK-adopted International
Accounting Standards) and IFRSs, as issued by the International Accounting
Standards Board (IASB), including interpretations issued by the IFRS
Interpretations Committee. IFRS as adopted by the UK differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.
(b) Going concern
Management prepared 18-month cash flow forecasts which reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions to deliver low-single-digit organic net sales growth and mid-single-digit organic operating profit growth. In light of the ongoing geopolitical volatility, the base case outlook and severe but plausible downside scenarios incorporated considerations for heightened geopolitical tensions, business disruptions and changes in consumer preferences. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, lower level of marketing spend and investment in maturing stock, as well as a temporary suspension or reduction in dividend to shareholders in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the group (and company) is a going concern for at least 12 months from the date of signing the group's consolidated financial statements.
(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc.
The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.
(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in US dollar, which is the functional currency of the parent company, Diageo plc. The functional currency of Diageo plc is determined by using management judgement that considers the parent company as an extension of its subsidiaries.
The income statements and cash flows of non-US dollar entities are translated into US dollar at weighted average rates of exchange, except for subsidiaries in hyperinflationary economies that are translated with the closing rate at the end of the year, and for substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at the relevant year end closing rates.
Exchange differences arising on the retranslation at closing rates of the opening balance sheets of non-US dollar entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2026, expressed in sterling and euros per $1, were as follows:

	2026	2025	2024
Sterling
Income statement and cash flows(1)	0.75	0.77	0.80
Assets and liabilities(2)	0.76	0.73	0.79
Euro
Income statement and cash flows(1)	0.86	0.92	0.93
Assets and liabilities(2)	0.88	0.85	0.93
(1)Weighted average rates.
(2)Closing rates.
The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information, see note 16.
(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the Directors consider could have a significant impact on the financial statements are set out in the related notes as follows:
•Taxation – management judgement whether a provision is required and estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 158 and 191.
•Brands, goodwill, other intangibles, investments in associates and contingent considerations – management judgement whether the assets and liabilities are to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset, investment in associate and contingent consideration value – pages 158 and 165.
•Post-employment benefits – management judgement whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 171.
•Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement; and significant unprovided tax matters where maximum exposure is provided for each –
page 190.
(f) Hyperinflationary accounting
The group applied hyperinflationary accounting for its operations in Türkiye and Venezuela.
The group’s consolidated financial statements include the results and financial position of its operations in hyperinflationary economies restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements are not restated. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented as part of 'Items that may be recycled subsequently to the income statement' in other comprehensive income, amounting to a gain of $334 million for the year ended 30 June 2026 (2025 – $264 million; 2024 – $365 million). The movement in the publicly available official price index for the year ended 30 June 2026 was 32% (2025 – 35%; 2024 - 72%) in Türkiye. The inflation rate used by the group for Venezuela is based on data of various independent valuers, as no reliable officially published rate is available.
Movement in the price index for the year ended 30 June 2026 was 574% (2025
– 171%; 2024 - 77%) in Venezuela.
(g) New accounting standards and interpretations
The following accounting standards and amendments to standards, issued by the
IASB including those endorsed by the UK, were adopted by the group from 1
July 2025 with no material impact on the group’s consolidated results, financial position or disclosures:
•Amendments to IAS 21 – Lack of exchangeability
The following amendments issued by the IASB have been endorsed by the UK and have not yet been adopted by the group, which are not expected to have material impact on the group's consolidated results or financial position:
•Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and
Measurement of Financial Instruments (effective from the year ending 30
June 2027)
•Amendments to IFRS 7 and IFRS 9 – Contracts Referencing Nature-
dependent Electricity (effective from the year ending 30 June 2027)
Preparations for the implementation of IFRS 18 – Presentation and Disclosure of Financial Statements, which will become effective for the consolidated financial statements from the year ending 30 June 2028, are in progress.
IFRS 18 supersedes IAS 1 and makes consequential amendments to other standards. As a result of IFRS 18 adoption, the group expects the following changes:
•The structure of the consolidated income statement will be revised to incorporate the categories and subtotals required by the standard.
Presentation of income and expenses in this newly defined structure will lead to a change in operating profit, whilst keeping profit unchanged.
•The new operating profit subtotal will be the starting point of the consolidated statement of cash flows and – as per IFRS 18 – cash flows from dividends and interests can no longer be classified as part of operating cash flow, but will be reported as investing and financing instead.
•Additional disclosure will be provided about management-defined performance measures and other disclosure changes are expected in the notes to comply with IFRS 18's guidance.
There are a number of other standards, amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.
(h) Climate change considerations
The results of climate change assessment and greenhouse gas emission targets for Diageo's direct operations (Scope 1 and 2) for 2030 have been considered as part of the assessment of estimates and judgements in preparing the group's consolidated financial statements. We integrate climate risk into our enterprise risk management processes, within our principal risk factors. This is an integral part of our strategic and business continuity planning.
The climate change scenario analyses performed in 2026 – conducted in line with TCFD recommendations (a Moderate Warming’ Scenario (RCP 4.5) and a
‘Severe Warming Scenario’ (RCP 8.5)) – identified no material financial impact to these financial statements.
The following considerations were made in respect of the financial statements:
•The impact of climate change on factors like residual values, useful lives and depreciation methods that determine the carrying value of non-current assets.
•The impact of climate change on forecasts of cash flows used (including forecast depreciation in line with capital expenditure plans) in impairment assessments for the value-in-use of non-current assets including goodwill (see note 9).
•The impact of climate change on post-employment assets.